Note 38 Personnel expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Personnel expenses [Line Items]
Wages and salaries	€ 2,001	€ 1,823
Social security contributions	354	333
Post-employment benefit expense, defined contribution plans	41	37
Post-employment benefit expense, defined benefit plans	20	27
Other employee expense	171	152
Employee benefits expense	€ 2,587	€ 2,371